Financial Instruments - Disclosure of Cash and Cash Equivalents (Parenthetical) (Detail) - Interbank Deposit Rate [Member]	12 Months Ended
Dec. 31, 2020
Bottom of range [member]
Disclosure of financial assets [line items]
Interest Rate on Certificate of Deposits Proportion based on the Given Rate	99.50%
Top of range [member]
Disclosure of financial assets [line items]
Interest Rate on Certificate of Deposits Proportion based on the Given Rate	101.00%